Financial Assets at FVPL - Summary of Details on Investment in Rocket (Detail) - Rocket Internet S E [Member] € / shares in Units, ₱ in Millions, € in Millions	12 Months Ended
	Dec. 31, 2019 PHP (₱)	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2018 PHP (₱)	Dec. 31, 2018 EUR (€) € / shares	Dec. 31, 2017 PHP (₱)	Dec. 31, 2017 EUR (€) € / shares
Disclosure Of Financial Assets [Line Items]
Total market value as at beginning of the year	₱ 3,128		₱ 12,848
Total market value as at end of the year	2,381		3,128		₱ 12,848
Fair value adjustment in profit or loss	89		(157)
Disposal of investments	(836)		(9,563)
Rocket [Member]
Disclosure Of Financial Assets [Line Items]
Total market value as at beginning of the year	3,128	€ 52	12,848	€ 213	10,058
Closing price per share at end of the year (in Euros) | € / shares		€ 22.10		€ 20.18		€ 20.13
Total market value as at end of the year	2,381	€ 42	3,128	€ 52	12,848	€ 213
Net gains (losses) recognized during the year (in million pesos)	₱ 89		₱ (157)		₱ 2,790